Security Deposits and Maintenance Reserves - Schedule of Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Deposits	R$ 1,546,720	R$ 1,259,127	R$ 1,078,005
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Deposits	225,230	180,992	219,772
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Deposits	R$ 1,321,490	R$ 1,078,135	R$ 858,233